POLYNOUS GROWTH FUND
                               SEMI-ANNUAL REPORT
                                January 31, 2000


              Polynous Capital Management, Inc., Investment Adviser
                                 (415) 956-3384

Dear Shareholder,

The latest six month semi-annual period for the Fund (ending January 31, 2000) was marked by a very simplistic overall investing environment. There appears to be two simple, but dominant, rules in this environment: 1) if a stock has been advancing in price, investors aggressively buy more of the stock regardless of how expensively valued it becomes, and 2) if a stock has been declining in price, investors aggressively continue selling - also regardless of how inexpensively valued the stock becomes. Unfortunately, as a valuation sensitive investor, the Fund did not do well under my management during this period.

As you may recall from previous letters, our management approach is to use our original fundamental research to determine an accurate assessment of operating fundamentals for each individual company under our review. We then use the knowledge gained from that assessment to support what I believe are conservative valuation guidelines that are applied in our buy/sell decisions. Historically, our approach resulted in stocks being purchased at a 20 to 25 percent discount to what we believed was the intrinsic value of the underlying company. When we were correct with our fundamental and valuation assumptions, a company's stock would then usually appreciate 20 to 30 percent over the following 12 to 18 months as it advanced towards its intrinsic value.

In today's environment, however, valuations apparently mean nothing. Stocks that appreciate to full valuation levels based on my historical experience now subsequently double and even triple in price. Stocks purchased at our typical 20 to 25 percent discount to intrinsic value have then subsequently declined to valuations that are 40 to 50 percent discounts to their intrinsic value. What hurt the Fund significantly during this latest period were these apparently inexplicable "bottomless" declines in a good number of portfolio stocks. By the end of the semi-annual period, the Fund had experienced negative absolute performance of 18.35 percent. The closest comparable stock market index, the Russell 2000 small stock index, had total performance of 12.25 percent during the period.

The performance of the index, however, ends up being skewed by the anomalies given that the index is weighted by the size of each company. In an environment where the stocks that have already appreciated the most are widely considered most attractive to new waves of investors who continue aggressively buying such stocks, stocks that have already tripled and quadrupled will add disproportionately to the value of the index. Actually, over 60 percent of the Russell 2000 index's stocks declined during the latest semi-annual period and over 40 percent of the index's stocks declined more than 20 percent. Although such behavior in many other index stocks is no excuse for the poor investment results experienced by the Fund, it does suggest that the current investing environment is more challenging than it might otherwise appear.

There is also one other significant irony in an environment where most stocks are actually declining in value and that is the strong condition of the economy. The third and fourth calendar quarters of 1999 experienced year-over-year real economic growth of approximately four and five percent, respectively. Inflationary pressures, which are usually a primary cause of stock price declines, were also negligible during the period. International economic conditions are also improving which should promote further strength in the U.S. economy and add further support for attractive continuing growth in U.S. corporate profits. In summary, there does not appear to be any fundamental reasons for such a divided stock market where most stocks decline in price although capitalization weighted indexes continue to advance.

In short, the only explanation for such behavior appears to be the simplistic investment approach described at the start of this letter. In retrospect, now that I have come to a belated recognition that the asylum of the stock market is currently being run by its inmates rather than by rational and prudent guards, there are some things that we can and will do differently. Fortunately, however, what I regard as one of our prominent strengths, our fundamental economic and company analytical skills, will still be of use in such an environment.

A somewhat more elaborate form of the "buy more if it is still advancing" approach is to completely ignore valuations as long as company fundamentals are still intact. Our company analytical skills should allow us to exploit such a phenomena and to continue participating in the full appreciation of a stock while still having adequate warning before fundamentals begin to change. Our company analytical skills should also enable us to be more flexible in considering more expensive (and more popular) stocks as new investments for the Fund while, again, also hopefully still having adequate warning before fundamentals may change. And at some point, the overall investing environment itself will change back to being more sensitive to valuations and fundamentals, and I also believe that we should be able to be adequately warned before such changes occur due to our economic analysis skills.

In closing, I would like to make an analogy about the current stock market environment as if it was a restaurant. Most restaurants normally have a fairly close range between the prices of their entrees as has been the case historically for the valuation ranges seen for most stocks in the stock market. Currently, however, if the stock market is a restaurant, the prices for entrees range from $10 to $1,000 and the entrees above $500 are the ones that are most popular. In the real world, it is obvious that such pricing differences and such lack of value in the higher price ranges make no sense but the current fashion of the moment (nine years into an economic expansion) is to aggressively consume such high priced offerings. While we will not participate on the extremes of such behavior, we will be more flexible in enjoying some of the entrees that our fundamental analysis has at least determined that they are not poisonous. And at the point that this particular restaurant is about to close, our overall analytical skills should hopefully help prevent us from getting indigestion.

                                                  Yours truly,

                                                  /s/ Kevin L. Wenck signature

                                                  Kevin L. Wenck
                                                  President

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. SHARE PRICE AND RETURNS WILL FLUCTUATE AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. THE ONE YEAR RETURNS FOR THE CLASS A SHARES AS OF 12/31/99 WAS (22.01%) AND SINCE INCEPTION AVERAGE ANNUAL RETURN OF (4.35%). CLASS A SHARES RETURNS REFLECT A MAXIMUM SALES LOAD OF 4.5%. INCEPTION DATE OF THE FUND IS 08/12/96. THERE ARE SPECIAL RISKS ASSOCIATED WITH INVESTING IN SMALL- CAP STOCKS WHICH MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN LARGE- CAP STOCKS DUE TO MARKET ILLIQUIDITY. ALL INDIVIDUAL STOCKHOLDINGS ARE AS OF 01/31/00. THE POLYNOUS GROWTH FUND IS DISTRIBUTED BY POLYNOUS SECURITIES, LLC. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED BY OR ACCOMPANIED BY A PROSPECTUS.
                                                                      - DFU 3/00

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                             JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                         MARKET
    SHARES                                                                VALUE
    ------                                                               ------
                   COMMON STOCKS - 63.45%

                   BUSINESS SERVICES - 8.72%
      11,600       Ambassadors International, Inc.*...............   $  127,600
      15,600       Extended Stay America, Inc.*...................      121,875
      23,700       Group Maintenance America Corp.*...............      213,300
      15,100       RemedyTemp, Inc., Class A*.....................      325,594
       1,600       Wackenhut Corrections Corp.*...................       13,700
                                                                     ----------
                                                                        802,069
                                                                     ----------
                   CAPITAL GOODS - 6.10%
       8,000       Jacobs Engineering Group Inc.*.................      236,000
      15,400       NCI Building Systems, Inc.*....................      232,925
       6,900       Wabash National Corp. .........................       91,856
                                                                     ----------
                                                                        560,781
                                                                     ----------
                   CONSUMER DURABLES - 10.36%
      17,000       Champion Enterprises, Inc.*....................      130,688
      32,100       Guitar Center, Inc.*...........................      321,000
       8,200       Meade Instruments Corp.*.......................      239,337
       9,700       Superior Industries International, Inc. .......      261,294
                                                                     ----------
                                                                        952,319
                                                                     ----------
                   CONSUMER NON-DURABLES - 1.36%
      20,000       Lifetime Hoan Corp. ...........................      125,000
                                                                     ----------
                   CONSUMER SERVICES - 27.34%
      11,800       AnnTaylor Stores Corp.*........................      259,600
       7,900       Applebee's International, Inc..................      197,994
      17,200       The Buckle, Inc.*..............................      269,825
      22,400       The Children's Place Retail Stores, Inc.*......      324,800
      19,900       The Finish Line, Inc., Class A*................      114,425
      27,500       Friedman's Inc., Class A ......................      192,070
      12,400       RARE Hospitality International, Inc.*..........      204,987
       6,400       Sonic Corp.*...................................      184,000
      43,600       Stein Mart, Inc.*..............................      209,825
      13,200       Whitehall Jewellers, Inc.*.....................      321,750
       5,100       Whole Foods Market, Inc.*......................      234,600
                                                                     ----------
                                                                      2,513,876
                                                                     ----------
                   HEALTH CARE - 6.53%
      13,500       Ocular Sciences, Inc.*.........................      273,375
      13,900       RehabCare Group, Inc.*.........................      327,519
                                                                     ----------
                                                                        600,894
                                                                     ----------

                 See accompanying notes to financial statements.

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED                 JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                                         MARKET
    SHARES                                                                VALUE
    ------                                                               ------
                   COMMON STOCKS - CONTINUED

                   TRANSPORTATION - 3.04%
      58,100       Motor Cargo Industries, Inc.*..................   $  279,606
                                                                     ----------
                   TOTAL COMMON STOCKS (COST $5,958,972)  ........    5,834,545
                                                                     ----------
                   TOTAL INVESTMENTS (COST $5,958,972**) - 63.45%     5,834,545
                   OTHER ASSETS, LESS OTHER LIABILITIES - 36.55% .    3,361,027
                                                                     ----------
                   NET ASSETS - 100.00% ..........................   $9,195,572
                                                                     ==========

  *  Non-income producing security
  ** Cost for Federal income tax purposes is $5,958,972, and net unrealized depreciation consists of:
        Gross unrealized appreciation ............................   $  611,626
        Gross unrealized depreciation ............................     (736,053)
                                                                     ----------
           Net unrealized depreciation ...........................   $ (124,427)
                                                                     ==========

                 See accompanying notes to financial statements.

POLYNOUS GROWTH FUND
SCHEDULE OF ASSETS AND LIABILITIES (UNAUDITED)                  JANUARY 31, 2000
--------------------------------------------------------------------------------


ASSETS:
  Investments at market value (Cost $5,958,972) (Note 1).....   $ 5,834,545
  Cash.......................................................     3,641,162
  Receivables:
    Investment securities sold...............................       187,179
    Dividends and interest...................................        13,338
    Due from Adviser ........................................        37,285
  Deferred organization costs (Note 1).......................        22,977
  Other assets...............................................         1,015
                                                                -----------
         TOTAL ASSETS........................................     9,737,501
                                                                -----------
LIABILITIES:
  Payables:
    Investment securities purchased..........................       422,521
    Capital stock redeemed...................................        38,212
    Accrued expenses.........................................        77,134
    Accrued distribution expense.............................         4,062
                                                                -----------
         TOTAL LIABILITIES...................................       541,929
                                                                -----------
NET ASSETS:
   Applicable to 1,043,692 shares; unlimited number of shares
    of beneficial interest authorized with no par value......   $ 9,195,572
                                                                ===========
   Net asset value and redemption price
    ($9,195,572 / 1,043,692 shares)........................     $      8.81
                                                                ===========
   Offering price per share ($8.81/0.9550).................     $      9.23
                                                                ===========
NET ASSETS CONSIST OF:
  Paid-in capital..........................................     $16,433,494
  Net investment loss .....................................         (67,398)
  Accumulated net realized loss on investments.............      (7,046,097)
  Net unrealized depreciation on investments...............        (124,427)
                                                                -----------
         NET ASSETS........................................     $ 9,195,572
                                                                ===========
                 See accompanying notes to financial statements.

POLYNOUS GROWTH FUND
SCHEDULE OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                             FOR THE SIX MONTHS
                                                                    ENDED
                                                              JANUARY 31, 2000
                                                             ------------------
INVESTMENT INCOME:
  Dividends...................................................   $     9,024
  Interest....................................................        40,366
                                                                 -----------
         TOTAL INCOME.........................................        49,390
                                                                 -----------
EXPENSES:
  Investment advisory fees (Note 3) ..........................        61,467
  Professional fees ..........................................        43,701
  Administration fees ........................................        31,918
  Transfer agent fees ........................................        21,400
  Distribution expense (Note 3)...............................        15,367
  Accounting fees ............................................        12,072
  Custodian fees .............................................         8,801
  Registration fees ..........................................         8,686
  Amortization of organization costs (Note 1) ................         7,555
  Insurance expense ..........................................         3,463
  Trustees' fees .............................................         2,447
  Printing expense ...........................................         2,018
  Miscellaneous fees .........................................           583
                                                                 -----------
         TOTAL EXPENSES.......................................       219,478
         Expenses waived by Adviser (Note 3)..................       (93,690)
         Expenses waived by Administrator (Note 3) ...........        (9,000)
                                                                 -----------
         NET EXPENSES.........................................       116,788
                                                                 -----------
NET INVESTMENT LOSS...........................................       (67,398)
                                                                 -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized loss on investments............................    (4,581,541)
  Net change in unrealized depreciation on investments........     1,611,130
                                                                 -----------
         NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS......    (2,970,411)
                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $(3,037,809)
                                                                 ===========
                 See accompanying notes to financial statements.
POLYNOUS GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                               FOR THE SIX MONTHS
                                                      ENDED        FOR THE YEAR
                                                JANUARY 31, 2000       ENDED
                                                   (UNAUDITED)     JULY 31, 1999
                                                -----------------  -------------
OPERATIONS:
  Net investment loss............................. $   (67,398)     $  (275,134)
  Net realized loss on investments................  (4,581,541)      (2,454,384)
  Net change in unrealized depreciation
   on investments.................................   1,611,130           63,426
                                                   -----------      -----------
  Net decrease in net assets resulting from
   operations.....................................  (3,037,809)      (2,666,092)
                                                   -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net capital gains...............................           0       (1,405,281)
                                                   -----------      -----------
  Total distributions.............................           0       (1,405,281)
                                                   -----------      -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold  .....................     106,385        1,681,967
  Reinvestment of dividends ......................           0        1,259,373
  Cost of shares redeemed ........................  (4,575,015)      (9,291,839)
                                                   -----------      -----------
  Decrease in net assets derived from capital
     share transactions (a).......................  (4,468,630)      (6,350,499)
                                                   -----------      -----------
        TOTAL DECREASE IN NET ASSETS                (7,506,439)     (10,421,872)
                                                   -----------      -----------
NET ASSETS:
  Beginning of year...............................  16,702,011       27,123,883
                                                   -----------      -----------
  End of year (including undistributed net
     investment loss of $67,398 and $0,
     respectively) ............................... $ 9,195,572      $16,702,011
                                                   ===========      ===========
  (a) Transactions in capital stock were:
      Shares sold.................................      10,677          155,836
      Shares issued through reinvestment
       of dividends...............................           0          132,010
      Shares redeemed.............................    (514,619)        (850,444)
                                                   -----------      -----------
  Decrease in shares outstanding..................    (503,942)        (562,598)
                                                   ===========      ===========
                 See accompanying notes to financial statements.

POLYNOUS GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  FOR THE SIX MONTHS                                FOR THE PERIOD
                                                        ENDED        FOR THE YEAR   FOR THE YEAR   AUGUST 12, 1996*
                                                   JANUARY 31, 2000      ENDED          ENDED           THROUGH
                                                     (UNAUDITED)     JULY 31, 1999  JULY 31, 1998    JULY 31, 1997
                                                   ----------------  -------------  -------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $10.79          $ 12.85        $ 14.35          $ 12.00
                                                       ------          -------        -------          -------
  Income (loss) from investment operations:
     Net investment income (loss).................      (0.07)           (0.18)         (0.21)            0.96
     Net realized and unrealized
       gain (loss) on investments.................      (1.91)           (1.01)          0.07             1.41
                                                       ------          -------        -------          -------
         Total from investment operations.........      (1.98)           (1.19)         (0.14)            2.37
                                                       ------          -------        -------          -------
  Less distributions from:
     Net investment income........................       0.00             0.00          (0.88)            0.00
     Net capital gains............................       0.00            (0.87)         (0.48)           (0.02)
                                                       ------          -------        -------          -------
       Total distributions........................       0.00            (0.87)         (1.36)           (0.02)
                                                       ------          -------        -------          -------
NET ASSET VALUE, END OF PERIOD....................     $ 8.81          $ 10.79        $ 12.85          $ 14.35
                                                       ======          =======        =======          =======
TOTAL RETURN+.....................................    (18.35%)          (8.34%)        (1.33%)          20.53%(1)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s).............     $9,196          $16,702        $27,124          $22,509
  Ratio of expenses to average net assets:
       Before expense reimbursement...............      3.57%(1)         2.41%          2.19%            2.73%(1)
       After expense reimbursement................      1.90%(1)         1.90%          1.99%(2)         2.00%(1)
  Ratio of net investment income (loss) to average
    net assets:
       Before expense reimbursement...............     (2.77%)(1)       (1.93%)        (1.22%)           9.44%(1)
       After expense reimbursement................     (1.10%)(1)       (1.42%)        (1.02%)          10.17%(1)
  Portfolio turnover rate.........................    127.88%          102.53%        140.15%          925.07%

 *  Commencement of investment operations.
 +  Total return calculation does not reflect sales load.
(1) Annualized.
(2) Reflects the reduction of the Operating Expense Ratio to 1.90% from 2.00% on June 22, 1998.

                See accompanying notes to financial statements.

POLYNOUS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                       JANUARY 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Polynous Trust (the "Trust" ) is organized as a Delaware business trust pursuant to a Trust Agreement dated April 10, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Polynous Growth Fund (the "Fund"). The Fund is organized to offer separate classes of shares and currently offers one class (Class A). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income to its shareholders. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income in December, and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, totaled $12,452,051 and $19,396,988 respectively, for the six months ended January 31, 2000.

POLYNOUS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED           JANUARY 31, 2000
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Polynous Capital Management, Inc. (the "Adviser"), a registered investment adviser, provides the Fund with investment management services. For providing investment advisory services, the Fund pays the Adviser a monthly fee of 1.00% of average daily net assets. The Adviser has voluntarily agreed to waive its fees to the extent total annualized fund operating expenses, inclusive of distribution expenses, exceed 1.90% of the Fund's average daily net assets. For the six months ended January 31, 2000, advisory fees of $61,467 were paid to the Adviser and the Adviser reimbursed the Fund $93,690.

The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its Class A shares. Effective July 1, 1999, the Plan provides that the Fund will reimburse Polynous Securities, LLC (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets attributable to its Class A shares. For the six months ended January 31, 2000, the Fund reimbursed the Distributor $15,367 for distribution costs incurred.

Certain officers and trustees of the Fund are affiliated persons of the Adviser and the Distributor. All officers serve without direct compensation from the Fund. PFPC Inc. ("PFPC") serves as the Fund's Administrator pursuant to an Administration agreement with the Trust on behalf of the Fund. Under the terms of the agreement, PFPC is entitled to receive fees based on the aggregate average daily net assets of the Fund, computed daily and payable monthly at a rate of 0.15% of the first $50 million of net assets, 0.10% of net assets between $50 million and $10 million and 0.05% of net assets over $100 million, subject to a minimum annual charge of $55,000. PFPC has agreed to waive $3,000 of monthly administrative fees for the period November 1999 through April 2000.

NOTE 4 - CAPITAL LOSS CARRYFORWARD
At January 31, 2000, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,330,107, expiring in 2007. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

           BOARD OF TRUSTEES                           OFFICERS
            Kevin L. Wenck                          Kevin L. Wenck
          Richard H. Kimball
            Ronald H. Kase


          INVESTMENT ADVISER                     SHAREHOLDER SERVICES
   Polynous Capital Management, Inc.                   PFPC Inc.
   345 California Street, Suite 1220             211 South Gulph Road
        San Francisco, CA 94104                King of Prussia, PA 19406
            (415) 956-3384                          (800) 528-8069
                                                    (610) 239-4600



              UNDERWRITER                            LEGAL COUNSEL
       Polynous Securities, LLC          Paul, Hastings, Janofsky & Walker LLP
   345 California Street, Suite 1220             345 California Street
       San Francisco, CA  94104                 San Francisco, CA 94104


               CUSTODIAN                         INDEPENDENT AUDITORS
         The Bank of New York                    Deloitte & Touche LLP
            48 Wall Street                         50 Fremont Street
          New York, NY 10286                    San Francisco, CA 94105


           For Additional Information about Polynous Growth Fund call:
                                 (415) 956-3384
               or access our Internet web site at www.polynous.com



THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUND'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.